WARRANT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Warrants and Rights Note Disclosure [Abstract]
WARRANT LIABILITIES

NOTE 8. WARRANT LIABILITIES

The Company accounts for the 16,566,666 warrants issued in connection with the Initial Public Offering (7,666,666 public warrants and 8,900,000 Private Placement Warrants) in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability. Accordingly, the Company classifies each warrant as a liability at its fair value. This liability is subject to remeasurement at each balance sheet date. With each such remeasurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations.

NOTE 8. WARRANT LIABILITIES

The Company accounts for the 16,566,666 warrants issued in connection with the Initial Public Offering (7,666,666 public warrants and 8,900,000 Private Placement Warrants) in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability. Accordingly, the Company classifies each warrant as a liability at its fair value. This liability is subject to remeasurement at each balance sheet date. With each such remeasurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations.